Share-based compensation arrangements - Summary of fair value of share options (Details) - At fair value [member] - Discounted cash flow [member]	Jun. 30, 2025 Y $ / shares	Dec. 31, 2024 Y $ / shares	Dec. 31, 2023 Y $ / shares	Dec. 31, 2022 Y $ / shares
Fair value of the Company's ordinary shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of the Company's ordinary shares	$ 5.53		$ 3.46
Fair value of the Company's ordinary shares [member] | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of the Company's ordinary shares		$ 3.47		$ 2.68
Fair value of the Company's ordinary shares [member] | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of the Company's ordinary shares		$ 4.82		$ 3.42
Expected volatility [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Significant unobservable input	52.6		52
Expected volatility [member] | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Significant unobservable input		52		51.2
Expected volatility [member] | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Significant unobservable input		52.3		56.2
Exercise multiple [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Significant unobservable input	2.8			2.2
Exercise multiple [member] | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Significant unobservable input		2.2	2.2
Exercise multiple [member] | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Significant unobservable input		2.8	2.8
Expected dividends [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Significant unobservable input	0	0	0	0
Risk-free interest rate (per annum) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Significant unobservable input	4.52		4.05
Risk-free interest rate (per annum) [member] | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Significant unobservable input		4		2.8
Risk-free interest rate (per annum) [member] | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Significant unobservable input		4.51		4.1
Expected term [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Significant unobservable input | Y	10	10	10	10